Condensed Consolidated Balance Sheets Details - Schedule of Other Non-Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Customer deposits	$ 1,000	$ 1,000,000
Government grant obligation	750	750,000
Asset retirement obligation	574	568,000	501,000
Other	99	283,000	1,702,000
Total	$ 2,423	$ 2,601,000	$ 2,203,000